Restatement of Financial Statements	6 Months Ended
Jun. 30, 2011
Restatement of Financial Statements
Restatement of Financial Statements

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

3. Restatement of Financial Statements:

Restatement of interest and finance costs:

The Company adjusted its previously reported financial statements for the six-month period ended June 30, 2010 to reflect the correction of an error in computing capitalized interest expense for assets under construction. Management concluded that the factors affecting the capitalized interest calculations should also include the convertible senior notes issued in late November 2009 and April 2010 as also the amortization of deferred financing fees.

Additionally, the Company considered ASC 815-30, and adjusted its previously reported financial statements to reflect the correction of an error to reverse the reclassification into earnings of that portion of interest that should have remained in accumulated other comprehensive loss since it related to cash flow hedges of the variability of borrowings associated with assets under construction. Such accumulated other comprehensive loss should be reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

The following tables reflect the impacts on the financial statement line items of the accounting adjustments:

Consolidated Statement of Operations
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Interest and finance costs	$(57,715)	$(40,147)
Total other expenses, net	(153,417)	(135,849)
Income before income taxes	27,110	44,678
Net income attributable to Dryships Inc.	15,172	32,740
Net income attributable to common stockholders	8,622	25,978
Earnings per common share, basic and diluted	$0.03	$0.10

The impact of the foregoing errors is shown below:

Consolidated Cash Flow
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Net Cash provided by Operating Activities	$175,644	$198,543
Advances for vessel acquisitions/rigs under construction	(485,447)	(508,346)
Net Cash used in Investing Activities	$(566,282)	$(589,181)